INCOME TAX - Income tax expense (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
INCOME TAX
Current income tax provision	$ 39,934	¥ 282,322	¥ 398,477	¥ 16,230
Expense for income tax	$ 39,934	¥ 282,322	¥ 398,477	¥ 16,230